Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2012
Registrant Name	SCHRODER SERIES TRUST
Central Index Key	0000908802
Amendment Flag	false
Document Creation Date	May 31, 2013
Document Effective Date	May 31, 2013
Prospectus Date	Mar. 01, 2013
Schroder Absolute Return EMD and Currency Fund | Advisor Class
Risk/Return:
Trading Symbol	SARVX
Schroder Absolute Return EMD and Currency Fund | Investor Class
Risk/Return:
Trading Symbol	SARNX